Financial Instruments and Risk Management - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Increase/decrease in interest rate	1.00%	1.00%
Percentage change in income (loss) before income taxes with one percentage change in interest rates	1.00%
Prepayments to vendors	$ 722.7	$ 420.6
Forward Foreign Currency Contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in net change in cash flow hedges due to 10% increase or decrease in value of currency (USD against the euro)	100.4	51.9
Forward Foreign Currency Contracts | Viking Neptune and Viking Saturn Loan Balances
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in net change in cash flow hedges due to 10% increase or decrease in value of currency (USD against the euro)	$ 56.2	$ 65.5